Equity - Schedule of shares outstanding (Details) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Changes in number of shares outstanding [abstract]
Number of shares issued		122,587,617	122,587,617
Number of shares outstanding at beginning of period (in shares)		122,587,617	122,587,617
Issued capital, ordinary shares	[1]	¥ 196	¥ 196
Issuance of new shares		¥ 1,077
Number of shares issued		130,814,526	122,587,617
Number of shares outstanding at end of period (in shares)		130,814,526	122,587,617
Issued capital, ordinary shares		¥ 213	¥ 196	[1]
Issuance of shares in Reverse Recapitalization
Changes in number of shares outstanding [abstract]
Increase (decrease) in number of shares outstanding		7,115,459	0
Increase (decrease) in number of ordinary shares issued		7,115,459	0
Issuance of new shares		¥ 15	¥ 0
Issuance of shares in business acquisition
Changes in number of shares outstanding [abstract]
Increase (decrease) in number of shares outstanding		1,111,450	0
Increase (decrease) in number of ordinary shares issued		1,111,450	0
Issuance of new shares		¥ 2	¥ 0

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”